Note 15 - Investments in subsidiaries, joint ventures and associates - Associates Entities and joint ventures - Breakdown by entities (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Investments in subsidiaries, joint ventures and associates
Joint ventures	€ 228	€ 256
Associates	1,242	1,332
INVESTMENTS IN SUBSIDIARIES JOINT VENTURES AND ASSOCIATES	€ 1,470	€ 1,588